Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Retirement Benefits (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Retirement benefits	[1]	$ 14,973	$ 8,471
Non-current liabilities
Retirement benefits	[1]	8,693	11,325
Surplus/(deficit)		$ 6,280	$ (2,854)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.